Fair Value Measures	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measures	Fair Value Measures
The Company has valued its company-owned life insurance policies at fair value. These assets are subject to fair value measurement as follows:

		Fair Value Measurements at December 31, 2022
	Total Fair Value	Using Fair Value Hierarchy
Assets		Level 1	Level 2	Level 3
Company-owned life insurance	$2,114	$—	$2,114	$—
Total	$2,114	$—	$2,114	$—

		Fair Value Measurements at December 31, 2021
	Total Fair Value	Using Fair Value Hierarchy
Assets		Level 1	Level 2	Level 3
Company-owned life insurance	$2,533	$—	$2,533	$—
Total	$2,533	$—	$2,533	$—
The fair values of Company-owned life insurance assets are based on quotes for like instruments with similar credit ratings and terms. The Company did not hold any Level 3 investments as of December 31, 2022 or 2021, respectively.
Items Measured at Fair Value on Nonrecurring Basis In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company is also required to measure certain items at fair value on a nonrecurring basis. The Company recorded non-cash impairment charges on goodwill and trademarks of $93.0 million and $38.0 million in the years ended December 31, 2022 and 2020, respectively. The determination of the estimated fair values requires Management’s judgment and involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, the WACC, royalty rates, asset lives and market multiples, among other items. For non-observable market values, the Company determines fair value using acceptable valuation principles, including the excess earnings, relief from royalty, lost profit or cost methods. Significant unobservable inputs used to estimate the fair values of the EMEA reporting unit as of December 31, 2022 included a WACC of 12.0%. See Note 16 of Notes to Consolidated Financial Statements.